Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of components of deposits
	December 31,
	2013	2012
	(In thousands)
Noninterest bearing demand deposit accounts	$118,618	$78,120
Interest bearing accounts:
NOW and money market	238,231	127,812
Savings	107,692	136,101
Time certificates of deposit	197,004	120,048
Total interest bearing accounts	542,927	383,961
Total deposits	$661,545	$462,081

Schedule of contractual maturities of time certificates of deposit
	December 31,
	2013	2012
	(In thousands)
2013	$—	$97,401
2014	173,265	12,480
2015	12,294	4,054
2016	5,707	3,018
2017	5,738	3,095
	$197,004	$120,048

Schedule of summary of interest expense by account type
	Years Ended December 31,
	2013	2012	2011
	(In thousands)
NOW and money market	$547	$657	$550
Savings	543	846	527
Time certificates of deposit	1,143	864	946
Total interest expense on deposits	$2,233	$2,367	$2,023